Guarantees and commitments (Details 3) (RMBS, USD $)	6 Months Ended	12 Months Ended		108 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Guarantees
Residential mortgage loans sold				$ 160,900,000,000
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	1,631,000,000	743,000,000
New claims	1,199,000,000	2,147,000,000
Claims settled through repurchases	(5,000,000)	(14,000,000)
Other settlements	(11,000,000)	(54,000,000)
Total claims settled	(16,000,000)	(68,000,000)
Claims rescinded	(105,000,000)	(55,000,000)
Transfers to/from arbitration and litigation, net	(1,966,000,000)	(841,000,000)
Balance at end of period	743,000,000	1,926,000,000	743,000,000	1,926,000,000
Repurchase price at the time of settlement	(5,000,000)	(15,000,000)
Other settlements, settlement value	(9,000,000)	(41,000,000)
Provisions for outstanding repurchase claims
Balance at beginning of period		59,000,000	29,000,000
Increase/(decrease) in provisions, net		52,000,000	47,000,000
Realized losses		(56,000,000)	(17,000,000)
Balance at end of period	59,000,000	55,000,000	59,000,000	55,000,000
Government-sponsored enterprises
Guarantees
Residential mortgage loans sold				8,200,000,000
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	60,000,000	68,000,000
New claims	29,000,000	58,000,000
Claims settled through repurchases	0	(7,000,000)
Other settlements	(8,000,000)	(15,000,000)
Total claims settled	(8,000,000)	(22,000,000)
Claims rescinded	(13,000,000)	(37,000,000)
Transfers to/from arbitration and litigation, net	0	0
Balance at end of period	68,000,000	67,000,000	68,000,000	67,000,000
Private investors, primarily banks
Guarantees
Residential mortgage loans sold				22,600,000,000
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	487,000,000	432,000,000
New claims	10,000,000	57,000,000
Claims settled through repurchases	(1,000,000)	0
Other settlements	0	(7,000,000)
Total claims settled	(1,000,000)	(7,000,000)
Claims rescinded	(64,000,000)	(18,000,000)
Transfers to/from arbitration and litigation, net	0	0
Balance at end of period	432,000,000	464,000,000	432,000,000	464,000,000
Non-agency securitizations
Guarantees
Residential mortgage loans sold				130,100,000,000
Residential mortgage loans sold in non-agency securitizations that are still outstanding as of balance sheet date		27,600,000,000		27,600,000,000
Borrower payments on mortgage loans sold				85,400,000,000
Loan defaults on mortgage loans sold				17,100,000,000
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	1,084,000,000	243,000,000
New claims	1,160,000,000	2,032,000,000
Claims settled through repurchases	(4,000,000)	(7,000,000)
Other settlements	(3,000,000)	(32,000,000)
Total claims settled	(7,000,000)	(39,000,000)
Claims rescinded	(28,000,000)	0
Transfers to/from arbitration and litigation, net	(1,966,000,000)	(841,000,000)
Balance at end of period	243,000,000	1,395,000,000	243,000,000	1,395,000,000
Bank
Guarantees
Residential mortgage loans sold				160,900,000,000
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	1,631,000,000	743,000,000
New claims	1,199,000,000	2,147,000,000
Claims settled through repurchases	(5,000,000)	(14,000,000)
Other settlements	(11,000,000)	(54,000,000)
Total claims settled	(16,000,000)	(68,000,000)
Claims rescinded	(105,000,000)	(55,000,000)
Transfers to/from arbitration and litigation, net	(1,966,000,000)	(841,000,000)
Balance at end of period	743,000,000	1,926,000,000	743,000,000	1,926,000,000
Repurchase price at the time of settlement	(5,000,000)	(15,000,000)
Other settlements, settlement value	(9,000,000)	(41,000,000)
Provisions for outstanding repurchase claims
Balance at beginning of period		59,000,000	29,000,000
Increase/(decrease) in provisions, net		52,000,000	47,000,000
Realized losses		(56,000,000)	(17,000,000)
Balance at end of period	59,000,000	55,000,000	59,000,000	55,000,000
Bank | Government-sponsored enterprises
Guarantees
Residential mortgage loans sold				8,200,000,000
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	60,000,000	68,000,000
New claims	29,000,000	58,000,000
Claims settled through repurchases	0	(7,000,000)
Other settlements	(8,000,000)	(15,000,000)
Total claims settled	(8,000,000)	(22,000,000)
Claims rescinded	(13,000,000)	(37,000,000)
Transfers to/from arbitration and litigation, net	0	0
Balance at end of period	68,000,000	67,000,000	68,000,000	67,000,000
Bank | Private investors, primarily banks
Guarantees
Residential mortgage loans sold				22,600,000,000
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	487,000,000	432,000,000
New claims	10,000,000	57,000,000
Claims settled through repurchases	(1,000,000)	0
Other settlements	0	(7,000,000)
Total claims settled	(1,000,000)	(7,000,000)
Claims rescinded	(64,000,000)	(18,000,000)
Transfers to/from arbitration and litigation, net	0	0
Balance at end of period	432,000,000	464,000,000	432,000,000	464,000,000
Bank | Non-agency securitizations
Guarantees
Residential mortgage loans sold				130,100,000,000
Residential mortgage loans sold in non-agency securitizations that are still outstanding as of balance sheet date		27,600,000,000		27,600,000,000
Borrower payments on mortgage loans sold				85,400,000,000
Loan defaults on mortgage loans sold				17,100,000,000
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	1,084,000,000	243,000,000
New claims	1,160,000,000	2,032,000,000
Claims settled through repurchases	(4,000,000)	(7,000,000)
Other settlements	(3,000,000)	(32,000,000)
Total claims settled	(7,000,000)	(39,000,000)
Claims rescinded	(28,000,000)	0
Transfers to/from arbitration and litigation, net	(1,966,000,000)	(841,000,000)
Balance at end of period	$ 243,000,000	$ 1,395,000,000	$ 243,000,000	$ 1,395,000,000